BUSINESS COMBINATIONS (Tables)	12 Months Ended
Mar. 31, 2025
Bailiwick Services, LLC [Member]
BUSINESS COMBINATIONS [Abstract]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed	Our preliminary allocation of the purchase consideration to the assets acquired and liabilities assumed is presented below (in thousands):

Acquisition Date Amount
Accounts receivable	$41,719
Contract assets	7,712
Other assets	20,669
Identified intangible assets	58,010
Accounts payable and other liabilities	(38,273)
Contract liabilities	(6,216)
Total identifiable net assets	83,621
Goodwill	41,305
Total purchase consideration	$124,926

Peak Resources, Inc. [Member]
BUSINESS COMBINATIONS [Abstract]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed	Our allocation of the purchase consideration to the assets acquired and liabilities assumed is presented below (in thousands):

Acquisition Date Amount
Accounts receivable	$8,569
Other assets	133
Identified intangible asset	5,030
Accounts payable and other liabilities	(9,084)
Total identifiable net assets	4,648
Goodwill	3,238
Total purchase consideration	$7,886

Network Solutions Group [Member]
BUSINESS COMBINATIONS [Abstract]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed	Our allocation of the purchase consideration to the assets acquired and liabilities assumed is presented below (in thousands):

Acquisition Date Amount
Accounts receivable	$20,419
Other assets	1,940
Identified intangible asset	29,960
Accounts payable and other liabilities	(24,758)
Contract liabilities	(1,086)
Total identifiable net assets	26,475
Goodwill	22,128
Total purchase consideration	$48,603